Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 100.8%
Argentina 1.8%
Grupo Financiero Galicia SA (ADR)* (a) (Cost $429,099)	22,500	1,239,975
Brazil 6.8%
Anima Holding SA	750,000	745,333
Banco BTG Pactual SA (Units)	115,000	1,310,009
Banco do Brasil SA	175,000	838,630
Banco Santander Brasil SA (Units)	60,000	414,080
Empreendimentos Pague Menos SA	623,851	777,628
Raia Drogasil SA	153,000	712,270
(Cost $3,808,541)		4,797,950
China 19.8%
BYD Co., Ltd. "H"	35,000	435,838
Contemporary Amperex Technology Co., Ltd. "A"	30,000	1,511,666
DiDi Global, Inc. (ADR)*	62,500	294,375
EHang Holdings Ltd. (ADR)* (a)	3,500	44,695
Hesai Group (ADR)*	25,000	596,750
Midea Group Co., Ltd. "H"	30,000	328,955
Naura Technology Group Co., Ltd. "A"	30,375	2,074,148
Ping An Insurance Group Co. of China Ltd. "H"	160,000	1,485,357
Pop Mart International Group Ltd. 144A	15,000	432,078
Tencent Holdings Ltd.	65,000	5,019,468
Tencent Music Entertainment Group (ADR)	20,000	335,600
Wuxi Biologics Cayman, Inc. 144A*	99,000	467,254
Xiaomi Corp. "B" 144A*	225,000	1,019,500
(Cost $8,272,124)		14,045,684
Cyprus 1.6%
Theon International PLC (Cost $926,711)	30,000	1,108,931
Georgia 0.0%
TBC Bank Group PLC (Cost $3,217)	100	5,825
Greece 0.5%
National Bank of Greece SA (Cost $278,249)	20,000	352,907
Hong Kong 7.2%
AIA Group Ltd.	125,000	1,440,064
Alibaba Group Holding Ltd.	120,000	2,587,965
Hong Kong Exchanges & Clearing Ltd.	20,000	1,101,797
(Cost $3,120,311)		5,129,826
Hungary 0.7%
OTP Bank Nyrt (Cost $348,595)	4,000	504,245
India 8.9%
Avenue Supermarts Ltd. 144A*	8,250	332,984

Bank of Baroda	100,000	326,890
Bharti Airtel Ltd.	40,000	857,581
Dixon Technologies India Ltd. REG S	2,000	228,094
HDFC Bank Ltd.	150,000	1,516,168
ICICI Bank Ltd.	75,000	1,105,023
Larsen & Toubro Ltd.	100	4,292
Lemon Tree Hotels Ltd. 144A*	1,000	1,424
Mahindra & Mahindra Ltd.	8,500	319,521
Power Finance Corp. Ltd.	165,000	681,252
Reliance Industries Ltd.	15,000	228,270
Shriram Finance Ltd.	65,000	723,681
(Cost $4,950,245)		6,325,180
Korea 19.6%
DB Insurance Co., Ltd.	4,500	445,670
Doosan Enerbility Co., Ltd.*	9,000	573,767
Hanwha Aerospace Co., Ltd.*	650	584,333
Hyundai Rotem Co., Ltd.	2,500	402,951
KB Financial Group, Inc.	7,500	703,785
Kia Corp.	4,000	425,510
Samsung C&T Corp.	3,000	624,098
Samsung Electronics Co., Ltd.	17,500	1,925,049
Samsung Fire & Marine Insurance Co., Ltd.	3,000	1,043,925
Samsung Life Insurance Co., Ltd.	3,864	502,744
SK Hynix, Inc.	6,000	3,734,005
SK Square Co., Ltd.*	7,500	2,934,835
(Cost $5,683,636)		13,900,672
Mexico 0.0%
BBB Foods, Inc. "A"* (Cost $2,825)	100	3,489
Netherlands 3.1%
Prosus NV (a) (Cost $1,582,410)	38,000	2,178,578
Philippines 0.3%
Nickel Asia Corp. (Cost $196,190)	2,500,000	229,424
Poland 0.5%
Budimex SA (Cost $297,535)	2,000	387,684
South Africa 3.6%
Capitec Bank Holdings Ltd.	6,750	1,820,432
Nedbank Group Ltd.	20,000	328,354
Pepkor Holdings Ltd. 144A	250,000	411,216
(Cost $1,786,843)		2,560,002
Taiwan 19.5%
Alchip Technologies Ltd.	7,000	695,418
ASE Technology Holding Co., Ltd.	45,000	421,497
Hon Hai Precision Industry Co., Ltd.	125,000	871,789
MediaTek, Inc.	15,000	841,229
Taiwan Semiconductor Manufacturing Co., Ltd.	195,803	10,995,467
(Cost $2,506,527)		13,825,400
Turkey 3.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	500,000	1,833,476

MLP Saglik Hizmetleri AS 144A*	35,000	378,871
Yapi ve Kredi Bankasi AS*	300,000	281,892
(Cost $1,848,217)		2,494,239
United Arab Emirates 1.0%
Kyivstar Group Ltd.* (b) (Cost $675,003)	64,286	729,646
United Kingdom 1.9%
Endeavour Mining PLC (Cost $1,346,660)	24,000	1,335,067
United States 0.5%
BeOne Medicines Ltd. "H"* (c) (Cost $297,653)	12,500	328,313
Total Equity Securities (Cost $38,360,591)		71,483,037

Exchange-Traded Funds 0.0%
iShares MSCI Saudi Arabia ETF (Cost $4,048)	100	3,986

Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (d) (e) (Cost $1,657,025)	1,657,025	1,657,025

Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.67% (d) (Cost $31,749)	31,749	31,749

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $40,053,413)	103.2	73,175,797
Other Assets and Liabilities, Net	(3.2)	(2,236,147)
Net Assets	100.0	70,939,650
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (d) (e)
1,752,025	—	95,000 (f)	—	—	2,221	—	1,657,025	1,657,025
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.67% (d)
443	6,003,361	5,972,055	—	—	1,415	—	31,749	31,749
1,752,468	6,003,361	6,067,055	—	—	3,636	—	1,688,774	1,688,774

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $1,578,698, which is 2.2% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the Stock Exchange of Hong Kong.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

Securities are listed in country of domicile.
At January 31, 2026 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Information Technology	22,578,101	32%
Financials	18,172,703	26%
Industrials	10,305,103	14%
Consumer Discretionary	8,691,264	12%
Communication Services	6,942,295	10%
Consumer Staples	1,826,372	3%
Materials	1,564,491	2%
Health Care	1,174,438	2%
Energy	228,270	0%
Total	71,483,037	101%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$1,239,975	$—	$—	$1,239,975
Brazil	4,797,950	—	—	4,797,950
China	1,271,420	12,774,264	—	14,045,684
Cyprus	—	1,108,931	—	1,108,931
Georgia	—	5,825	—	5,825
Greece	—	352,907	—	352,907
Hong Kong	—	5,129,826	—	5,129,826
Hungary	—	504,245	—	504,245
India	—	6,325,180	—	6,325,180
Korea	—	13,900,672	—	13,900,672
Mexico	3,489	—	—	3,489
Netherlands	—	2,178,578	—	2,178,578
Philippines	—	229,424	—	229,424
Poland	—	387,684	—	387,684
South Africa	—	2,560,002	—	2,560,002
Taiwan	—	13,825,400	—	13,825,400
Turkey	—	2,494,239	—	2,494,239
United Arab Emirates	729,646	—	—	729,646
United Kingdom	—	1,335,067	—	1,335,067
United States	—	328,313	—	328,313
Exchange-Traded Funds	3,986	—	—	3,986
Short-Term Investments (a)	1,688,774	—	—	1,688,774
Total	$9,735,240	$63,440,557	$—	$73,175,797

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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